SA Franklin Systematic U.S. Large Cap Core Portfolio Investment Strategy - SA Franklin Systematic U.S. Large Cap Core Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio seeks to achieve a higher risk-adjusted performance than the Russell 1000® Index (the “Index”) over the long term through a portfolio optimization process employed by the Portfolio’s subadviser. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of U.S. large capitalization companies. The Portfolio primarily invests in common stock of U.S. large capitalization companies included in the Index. As of February 28, 2026, the market capitalization range of the companies in the Index was between $17,085 million to $4.32 trillion. The size of the companies in the Index changes with market conditions and the composition of the Index. The subadviser’s selection process is designed to select stocks for the Portfolio that have favorable exposure to certain factors, including but not limited to – quality, value, momentum and alternative. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements related to profitability, leverage, management signaling and innovation metrics. The “value” factor incorporates measurements such as free cash flow and multiple-based valuation measures. The “momentum” factor incorporates measurements such as analyst revisions and price momentum metrics. The “alternative” factor incorporates measurements related to positioning, such as short interest. The subadviser uses a proprietary model to assign a quantitative factor score for each issuer in the Portfolio’s investible universe based on that issuer’s factor exposures. Each stock is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team. Under normal market conditions, the Portfolio holds 175 to 250 of the common stocks in the Index. The subadviser selects such stocks on a monthly basis; however, it may change the position size of a stock, determine to buy a new stock or sell an existing one between its monthly selection if the stock scores change materially or if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally.